Shareholder Fees - Rimrock Emerging Markets Corporate Credit Fund - Share	Sep. 28, 2021 USD ($)
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases(as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)(as percentage of net asset value)	none
Redemption Fee	none